Note 18 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	2017	2016	2015
Fair value through profit or loss, measured at fair value:
Cash	$4,974,478	$14,376,282	$14,409,996
Short-term investments	-	589,275	-
Loans and receivable, measured at amortized cost:
Accounts receivable	493,925	292,849	-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	(810,593)	(1,624,344)	(515,421)

Disclosure of provision matrix [text block]
	2017	2016	2015
Current	$330,731	$125,610	$-
31 - 60 days	56,094	16,346	-
61 - 90 days	-	75,816	-
> 90 days	107,100	75,077	-
	$493,925	$292,849	$-